MASTER TRUST - Disaggregation of Contract Value (Details) - EBP 004 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at contract value	$ 275,010,684	$ 292,899,727
Synthetic investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	268,605,195	269,689,102
Traditional investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	$ 6,405,489	$ 23,210,625